UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31
Date of reporting period: October 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY EXCHANGE RESERVE FUND

FORM N-Q
OCTOBER 31, 2005

SMITH BARNEY EXCHANGE RESERVE FUND

Schedule of Investments (unaudited)	October 31, 2005

FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 100.8% Commercial Paper (a) — 67.3%

$7,000,000	Albis Capital Corp., 4.090% due 11/29/05	$6,977,841
2,244,000	Atlantic Asset Securitization Corp., 4.040% due 11/1/05	2,244,000
7,000,000	Chesham Finance LLC, 3.900% due 11/14/05	6,990,167
7,000,000	Concord Minutemen Capital Co., 3.970% due 11/16/05	6,988,450
7,000,000	Davis Square Funding IV Corp., 3.980% due 11/16/05	6,988,421
7,000,000	Ebury Finance LLC, 4.040% due 11/28/05	6,978,843
7,000,000	Georgetown Funding Co., 3.860% due 11/4/05	6,997,754
7,000,000	Harwood Street Funding II, 3.940% due 11/14/05	6,990,066
7,500,000	Legacy Capital Co., 3.960% due 11/16/05	7,487,656
7,000,000	Liberty Harbour CDO Inc., 3.950% due 11/30/05	6,977,867
6,000,000	Main Street Warehouse Funding, 4.080% due 11/14/05	5,991,182
7,000,000	Mica Funding LLC, 3.830% due 11/1/05	7,000,000
7,000,000	Mitten GMAC Mortgage Corp., 3.920% due 11/14/05	6,990,116
3,000,000	Nyala Funding LLC, 4.170% due 1/17/06	2,973,499
7,000,000	Ormond Quay Funding LLC, 3.960% due 11/17/05	6,987,711
7,000,000	Saint Germain Holdings Ltd., 4.060% due 12/20/05	6,961,603
7,000,000	Stanfield Victoria Funding LLC, 4.180% due 1/25/06	6,931,575
7,000,000	Tasman Funding Inc., 3.870% due 11/7/05	6,995,497
7,000,000	Three Pillars Funding Corp., 4.040% due 11/17/05	6,987,462
7,000,000	UBS Finance Delaware LLC, 3.800% due 11/4/05	6,997,792

	Total Commercial Paper (Cost — $130,437,502)	130,437,502

Certificates of Deposit (Yankee) — 26.3%
8,000,000	Abbey National Treasury Services PLC, 3.825% due 11/22/05	7,999,873
7,000,000	Bank of Montreal, 3.920% due 11/17/05	7,000,000
	Barclays Bank PLC NY:
2,000,000	3.710% due 11/9/05	1,999,994
5,000,000	3.730% due 11/14/05	5,000,000
7,000,000	Credit Suisse First Boston NY, 3.890% due 11/14/05	7,000,000
7,000,000	Dexia Credit Local SA, 3.765% due 11/1/05	7,000,000
8,000,000	Fortis Bank NY, 3.810% due 11/7/05	8,000,000
7,000,000	Societe Generale NY, 3.750% due 11/1/05	7,000,000

	Total Certificates of Deposit (Yankee) (Cost — $50,999,867)	50,999,867

Certificates of Deposit — 7.2%

7,000,000	Wachovia Bank NA, 3.760% due 11/1/05	7,000,000
7,000,000	Wells Fargo Bank NA, 4.030% due 11/28/05	7,000,000

	Total Certificates of Deposit (Cost — $14,000,000)	14,000,000

	TOTAL INVESTMENTS — 100.8% (Cost — $195,437,369#)	195,437,369
	Liabilities in Excess of Other Assets — (0.8)%	(1,611,395)

	TOTAL NET ASSETS — 100.0%	$193,825,974

(a)	Rate shown represents yield to maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments. 1

SMITH BARNEY EXCHANGE RESERVE FUND

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Exchange Reserve Fund (the “Fund”), is a separate diversified investment fund of Smith Barney Income Funds, a Massachusetts business trust (“Trust”). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 as amended, (“1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule
2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 29, 2005

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: December 29, 2005